Capital Structure (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended																									12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 6.125% Senior Notes, due 2012	Dec. 31, 2010 6.125% Senior Notes, due 2012	Dec. 31, 2011 7.50% Debentures, due 2013	Dec. 31, 2010 7.50% Debentures, due 2013	Dec. 31, 2011 5.00% Senior Notes, due 2014	Dec. 31, 2010 5.00% Senior Notes, due 2014	Dec. 31, 2011 6.20% Senior Notes, due 2014	Dec. 31, 2010 6.20% Senior Notes, due 2014	Dec. 31, 2011 6.75% Senior Debentures, due 2018	Dec. 31, 2010 6.75% Senior Debentures, due 2018	Dec. 31, 2011 7.45% Senior Notes, due 2019	Dec. 31, 2010 7.45% Senior Notes, due 2019	Dec. 31, 2011 6.125% Senior Notes, due 2032	Dec. 31, 2010 6.125% Senior Notes, due 2032	Dec. 31, 2011 5.350% Senior Notes due 2033	Dec. 31, 2010 5.350% Senior Notes due 2033	Dec. 31, 2011 5.55% Senior Notes due 2035	Dec. 31, 2010 5.55% Senior Notes due 2035	Dec. 31, 2011 5.95% Senior Notes, due 2036	Dec. 31, 2010 5.95% Senior Notes, due 2036	Dec. 31, 2011 6.90% Senior Debentures, due 2038	Dec. 31, 2010 6.90% Senior Debentures, due 2038	Dec. 31, 2011 6.125% Junior Subordinated Debentures, due 2067	Dec. 31, 2010 6.125% Junior Subordinated Debentures, due 2067	Dec. 31, 2011 6.50% Junior Subordinated Debentures, due 2067	Dec. 31, 2010 6.50% Junior Subordinated Debentures, due 2067	Dec. 31, 2011 Synthetic lease VIE obligations, floating rates, due 2014 Y store	Dec. 31, 2010 Synthetic lease VIE obligations, floating rates, due 2014	Apr. 30, 2008 Federal Home Loan Bank ("FHLB") advances, due 2018	Sep. 30, 2008 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2011 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2010 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2009 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2011 The Debentures Y	Jan. 11, 2012 5.20% Senior Notes due 2042
Debt outstanding:
Total long-term debt	$ 5,908,000,000	$ 5,908,000,000		$ 350,000,000	$ 350,000,000	$ 250,000,000	$ 250,000,000	$ 650,000,000	$ 650,000,000	$ 300,000,000	$ 300,000,000	$ 250,000,000	$ 250,000,000	$ 700,000,000	$ 700,000,000	$ 250,000,000	$ 250,000,000	$ 400,000,000	$ 400,000,000	$ 800,000,000	$ 800,000,000	$ 650,000,000	$ 650,000,000	$ 250,000,000	$ 250,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 44,000,000	$ 42,000,000			$ 14,000,000	$ 16,000,000
Total debt	5,908,000,000	5,908,000,000
Note stated interest rate (as a percent)				6.125%	6.125%	7.50%	7.50%	5.00%	5.00%	6.20%	6.20%	6.75%	6.75%	7.45%	7.45%	6.125%	6.125%	5.35%	5.35%	5.55%	5.55%	5.95%	5.95%	6.90%	6.90%	6.125%	6.125%	6.50%	6.50%									5.20%
Redemption price as percentage of principal amount plus accrued and unpaid interest	100.00%
Face amount of debt issued																																						500,000,000
Repayment of the senior notes				350,000,000
Interest on debentures payment terms																										three-month LIBOR		three-month LIBOR
Interest rate spread over LIBOR (as a percent)																										1.935%		2.12%
Maximum period for deferment of interest payment (in years)																																					10
Reserved common stock authorized and unissued for debentures obligations (in shares)																																					75
Maximum number of stores acquired																														19
Renewal term for synthetic lease (in years)																														3
Property and equipment, net																														32,000,000	33,000,000
Long-term advance from the FHLB																																10,000,000	10,000,000
Repayment of FHLB advances																																		2,000,000	2,000,000	1,000,000
Unsecured revolving credit facility	1,000,000,000
Commercial Paper maximum borrowing capacity	1,000,000,000
Credit facility initial term (in years)	5
Terms for extension of credit facility	The Company has the option to extend the expiration by one year upon approval of existing or replacement lenders providing more than two-thirds of the commitments to lend.
Additional borrowing capacity under credit facility increase provision	500,000,000
Maximum debt to capital ratio allowed under credit facility covenant (as a percent)	37.50%
Interest paid on debt	$ 363,000,000	$ 363,000,000	$ 383,000,000
Capital stock
Common stock, shares issued	900	900
Common stock, shares outstanding	501	533
Treasury stock, shares	399	367
Reacquired shares	33
Average cost of reacquired shares (in dollars per share)	$ 28.65
Reissued shares under equity incentive plans	1